Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash
4.	Restricted Cash

The following table summarizes the details of restricted cash at December 31:

	2009		2010
	(in millions of Won)

Reserve deposits with the Bank of Korea (BOK)	(Won)	6,729,167	(Won)	4,202,466
Cash restricted for investment activities		845,155		1,096,820
Other		399,595		259,401

	(Won)	7,973,917	(Won)	5,558,687

Reserve deposits with the Bank of Korea (BOK) represent amounts required under the Republic of Korea’s General Banking Act for payment of deposits. Cash restricted for investment activities represent amounts required the Financial Investment Services and Capital Market Act (FSCMA), for repayment of customers’ deposits.